Note 32 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of credit risk exposure [text block]
Carrying amount	2022	2021

Zimbabwe	9,059	4,753
Jersey, Channel Islands	–	–
Other regions	1	23
	9,060	4,776

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
December 31, 2022	Carrying amount	Total Contractual cashflow amount	12 months or less

Trade and other payables	11,430	11,430	11,430
Loan notes payable	7,104	7,723	7,723
Lease liabilities	313	342	152
	18,847	19,195	19,305
December 31, 2021	Carrying amount	Total Contractual cashflow amount	12 months or less

Trade and other payables	4,400	4,400	4,400
Lease liabilities	465	532	158
	4,865	4,932	4,558

Disclosure of gold price effect on derivative financial instruments [text block]
	2022	2021

Derivative financial liabilities - Gold loan
Increase by 5% of the gold price	-	143
Decrease by 5% of the gold price	-	(143)

Derivative financial liabilities - Call option
Increase by 5% of the gold price	-	11
Decrease by 5% of the gold price	-	(11)

Derivative financial assets - Put option
Increase by 5% of the gold price	-	-
Decrease by 5% of the gold price	22	-
Fair value loss on derivative financial instruments	2022	2021

Derivative financial liabilities - Gold loan
Increase by 5% of the gold price	-	143
Decrease by 5% of the gold price	-	(143)

Derivative financial liabilities - Call option
Increase by 5% of the gold price	-	11
Decrease by 5% of the gold price	-	(11)

Derivative financial assets - Put option
Increase by 5% of the gold price	-	-
Decrease by 5% of the gold price	22	-

Sensitivity analysis for types of market risk [text block]
	2022		2021
	$'000		$'000
	Functional currency		Functional currency
	ZAR	$	ZAR	$

Cash and cash equivalents	60	259	59	259
Trade and other receivables	-	2,607	-	2,293
Trade and other payables	-	(130)	-	(166)
Overdraft	-	(5,239)	-	(887)
	60	(2,503)	59	1,499
	2022		2021
	$'000		$'000
	Functional currency		Functional currency
	ZAR	$	ZAR	$

Cash and cash equivalents	3	27	3	40
Trade and other receivables	-	124	-	109
Trade and other payables	-	(6)	-	(8)
Overdraft	-	(249)	-	(42)
	3	(104)	3	99
	2022	2021

Cash and cash equivalents	6,735	17,152
Overdraft	5,239	887
Loan notes payable	7,104	–
Sensitivity analysis - Cash and cash equivalents	2022	2021

Increase by 100 basis points	67	172
Decrease by 100 basis points	(67)	(172)

Sensitivity analysis - Overdraft

Increase by 100 basis points	52	9
Decrease by 100 basis points	(52)	(9)

Sensitivity analysis - Loan notes payable

Increase by 100 basis points	71	-
Decrease by 100 basis points	(71)	-